UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 11, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 14, 2012.

Report for the Calendar Year or Quarter Ended:     March 31, 2012

Check here if Amendment [X]; Amendment Number: 3
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  August 14, 2012


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       8

Form 13F Information Table Value Total:       335,418 (x 1,000)



List of Other Included Managers:








FORM 13F INFORMATION TABLE
Report date: 03/31/12
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE     SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000)   PRN AMT  	PRN CALL DSCRETN   MANAGERS      SOLE     SHARED    NONE
------------------------------ -------- --------- --------   -------- 	--- ---- ------- ------------  --------  -------- -------
AboveNet Inc                      CS    00374N107  20,493     247,500    SH        SOLE                 247,500
Delphi Financial Group Inc        CS    247131105  27,610     616,711    SH        SOLE                 616,711
El Paso Corp                      CS    28336L109 188,418   6,376,256    SH        SOLE               6,376,256
Kinder Morgan Inc/Delaware        CS    49456B101       2          58    SH        SOLE                      58
Kinder Morgan Inc/Delaware        CS    49456B101   1,933      50,000        CALL  SOLE                  50,000
Kinder Morgan Inc/Delaware        CS    49456B101  43,914   1,136,200        PUT   SOLE               1,136,200
Solutia Inc                       CS    834376501  39,941   1,429,533    SH        SOLE               1,429,533
Thomas & Betts Corp               CS    884315102  13,107     182,268    SH        SOLE                 182,268
                                                  335,418



